Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net loss	$ (31,770)	$ (26,207)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	49,145	54,411
Depreciation	3,154	2,615
Stock-based and long-term incentive compensation	535	(12)
Deferred income tax expense	0	662
Amortization of debt discount and deferred debt costs	0	1,789
Unrealized loss on derivative financial instruments	7,773	0
Refinancing expense	5,214	0
Bad debt expense	3,335	3,017
Other non-cash activity, net	(267)	(852)
Changes in assets and liabilities:
Trade receivables	(2,652)	(2,672)
Prepaid expenses and other assets	48	580
Subscriber accounts - deferred contract acquisition costs	(863)	(898)
Payables and other liabilities	14,890	17,921
Net cash provided by operating activities	48,542	50,354
Cash flows from investing activities:
Capital expenditures	(2,999)	(3,310)
Cost of subscriber accounts acquired	(28,850)	(24,560)
Net cash used in investing activities	(31,849)	(27,870)
Cash flows from financing activities:
Proceeds from long-term debt	43,100	50,000
Payments on long-term debt	(18,400)	(47,750)
Payments of financing costs	(14,720)	0
Value of shares withheld for share-based compensation	(1)	(42)
Dividend to Ascent Capital	(5,000)	0
Net cash provided by financing activities	4,979	2,208
Net increase in cash, cash equivalents and restricted cash	21,672	24,692
Cash, cash equivalents and restricted cash at beginning of period	2,377	3,302
Cash, cash equivalents and restricted cash at end of period	24,049	27,994
Supplemental cash flow information:
State taxes paid, net	0	0
Interest paid	24,672	21,735
Accrued capital expenditures	$ 1,322	$ 830